Related Party Transactions - Schedule of Loans Due from Fuson Group are Carried at the Original Loan Principal Balances Less Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Loans Due from Fuson Group are Carried at the Original Loan Principal Balances Less Allowance for Credit Loss [Line Items]
Provision for credit losses	$ 3,417,340	$ 33,923	$ 589,529
Recovery of due from related parties	(256,441)	(107,191)
Fuson Group [Member]
Schedule of Loans Due from Fuson Group are Carried at the Original Loan Principal Balances Less Allowance for Credit Loss [Line Items]
Balance at beginning of the year	377,470	225,788
Provision for credit losses	3,606,271	237,747	225,788
Recovery of due from related parties	(62,502)	(86,235)
Foreign currency translation adjustments		170
Balance at end of the year	$ 3,921,239	$ 377,470	$ 225,788